FINANCIAL ASSETS AND LIABILITIES - Forward Freight Agreements (Details)	12 Months Ended
	Dec. 31, 2019 vessel $ / d	Mar. 31, 2015 vessel
Derivative [Line Items]
Number of owned vessels | vessel	67	47
Capesize, Forward Freight Agreements, Maturing in 2020 [Member]
Derivative [Line Items]
Aggregate maturity period	695 days
Capesize, Forward Freight Agreements, Maturing in 2021 [Member]
Derivative [Line Items]
Aggregate maturity period	120 days
Capesize, Forward Freight Agreements, Maturing in 2022 [Member]
Derivative [Line Items]
Aggregate maturity period	120 days
Capesize Vessels [Member] | Capesize, Forward Freight Agreements, Maturing in 2020 [Member]
Derivative [Line Items]
Number of owned vessels | vessel	2
Average ceiling	30,500
Average floor	15,250
Aggregate maturity period	720 days
Average rate	21,000